Consolidated Statements of Cash Flows	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,834,474)	$ (6,157,779)	$ (5,137,064)	$ (2,359,844)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Allowance for/(Reversal of) allowance for expected credit losses on loan receivables	(83,312)	(106,116)	1,223,608
Provision for inventory obsolescence	2,039	2,597
Property and equipment written off	20,391	25,972		16,929
Gain on disposal of property and equipment	(1,424)	(1,814)
Depreciation	126,281	160,846	186,963	176,713
Operating lease expenses	94,074	119,823	142,670	136,781
Change in operating assets and liabilities:
Account receivables	28,761	36,633	374,205	135,614
Contract assets				18,827
Other current assets	(3,860,635)	(4,917,380)	(75,244)	71,491
Inventories	(185,521)	(236,302)	(122,423)	(36,061)
Accounts payable	160,863	204,895	(199,977)	202,814
Accruals and other payables	25,278	32,197	96,556	198,001
Contract liabilities	41,829	53,279		(33,951)
Operating lease obligations	(94,074)	(119,823)	(142,670)	(136,781)
Net cash used in operating activities	(8,559,924)	(10,902,972)	(3,653,376)	(1,609,467)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(31,183)	(39,719)	(240,212)	(121,318)
Proceeds from disposal of property and equipment	1,570	2,000
Loan to third party			(153,306)	(1,530,982)
Receipt from loan to third party	397,352	506,116	60,680
Net cash (used in)/provided by investing activities	367,739	468,397	(332,838)	(1,652,300)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	157,020	200,000
Repayment of bank loans	(43,662)	(55,613)	(440,455)	(143,483)
Proceeds from share issuance, net	10,856,721	13,828,456	255,195	8,117,201
Loan from major shareholder	596,676	760,000	2,600,000	636,127
Repayment to major shareholder	(2,948,383)	(3,755,423)	(337,330)	(2,865,374)
Deferred offering cost			(272,608)	(224,694)
Net cash provided by financing activities	8,618,372	10,977,420	1,804,802	5,519,777
Translation (loss)/gain	70,531	89,837	(1,143)
Net change in cash and cash equivalents	496,718	632,682	(2,182,555)	2,258,010
Cash and cash equivalents - beginning of year	101,712	129,552	2,312,107	54,097
Cash and cash equivalents - end of year	598,430	762,234	129,552	2,312,107
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for tax
Cash paid for interest	7,198	9,167	8,463	43,543
New shares issued with consideration receivable			$ 37,251	$ 37,251